Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2020, 2019 and 2018 consist of the following:

Name of Related Party	Nature of Relationship at December 31, 2020
Dandan Liu	Principal shareholder, Chief Executive Officer (“CEO”)

Rongfeng Cui	Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.

Rongbing Cui	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Yanjuan Wang	Rongfeng Cui’s wife

Yan Fu	Former Sales Vice President

Yuxiang Qi	Dandan Liu’s mother

Tide (Shanghai) Industrial Co. Ltd. (“Tide”)	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. (“Like”)	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”)	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”)	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”)	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”)	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”)	Noncontrolling shareholder of Yichong prior to September 27, 2019; Sole shareholder of Yichong after September 27, 2019

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Rongbing Cui serves as supervisor of Quanmin Chongai

Due from related parties, net

Due from related parties, net consisted of the following:

	December 31,	December 31,
	2020	2019
Tide	$46	$43
Rongfeng Cui	44,484	41,673
Less: Allowance for credit losses	(44,530)	(41,716)
Due from related parties, net	$-	$-

The balance of due from Tide represents operating expenses paid by the Company on behalf of Tide. The balances of due from Rongfeng Cui represent overseas trade receivables collected by him on behalf of the Company.

Due to related parties

Due to related parties consisted of the following:

	December 31,	December 31,
	2020	2019
Rongbing Cui	10,724	10,046
Rongfeng Cui	31,297	29,341
Total	$42,021	$39,387

The balance of due to related parties represents expenses paid by related parties on behalf of the Company as well as advances the Company obtained from related parties for working capital purposes. The amounts owed to the related parties are unsecured, non-interest bearing and payable on demand.

Short-term loans from related parties

	December 31,	December 31,
	2020	2019
Rongfeng Cui	$782,773	$751,029
Yuxiang Qi	172,471	112,778
Yan Fu	30,639	28,703
Total	$985,883	$892,510

In March 2018, TDH Group BVBA borrowed non-interest bearing, unsecured long-term loans from Rongfeng Cui in the aggregate amount of €250,000 (approximately $288,000), of which €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €10,000 (approximately $11,500) and $0 is due in the years ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively. The Company did not make any repayment to Rongfeng Cui during the years ended December 31, 2019 and 2020 nor subsequently, such default may lead to callable of the loan at any time by Rongfeng Cui. As a result, the corresponding loan was classified as current liability and included in short-term loans – related parties as of December 31, 2020 and 2019. The Company is aware of the possible penalty and/or other consequence due to the default, however, no reasonable estimate can be made at this time.

The Company borrowed unsecured short-term loans from related parties in the amount of $49,350 and $4,791,403 during the years ended December 31, 2020 and 2019, respectively. Interest rate for the loans outstanding during the year ended December 31, 2020 ranged from 0% to 25% per annum. The Company made repayment in the amount of $0 and $1,080,947 during the years ended December 31, 2020 and 2019, respectively.

Modification of Loans from related party

In January 2018, the Company entered into a loan agreement with Dandan Liu. In May 2018, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019. The loan has been repaid in full during the year ended December 31, 2019.

In June 2018, the Company entered into a loan agreement with Yuxiang Qi. Interest rate was 15% during the loan period and 24% for the period past due. In March 2019, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019. The Company has been in default of this loan and is subject to 24% annual interest rate.

The Company analyzed the amendments under ASC 470-50 and concluded that these amendments did not qualify for debt modification.

The interest expenses for the loans from related parties amounted to $43,835, $632,251 and $95,091 for the years ended December 31, 2020,2019 and 2018, respectively.

Sales to related parties, purchases from related parties and services provided by related parties

	For the Years Ended December 31,
	2020	2019	2018
SALES TO:
Like	$-	$-	$1,167,933
Zhenyu	-	5,778	-
Quanmin Chongai	-	187,063	-
Liujiayi	-	-	25,832
TDH Group BVBA	-	-	325,766
Total Sales	$-	$192,841	$1,519,531
PURCHASES FROM:
Zhenyu	$-	$-	$28,872
TDH Group BVBA	-	-	2,689
Total Purchases	$-	$-	$31,561
SERVICE PROVIDED BY:
Hanyinhe	$-	$-	$9,373
TDH Group BVBA	-	-	278,396
TDH JAPAN	-	-	134,181
Total Services Consumed	$-	$-	$421,950

For the years ended December 31, 2020, 2019 and 2018, the cost of revenue in connection with sales to related parties were $0, $178,636 and $1,448,533, respectively, which were included in cost of revenue-related parties in the accompanying consolidated statements of operations and comprehensive loss.

During the years ended December 31, 2020, 2019 and 2018, inventories purchased from related parties in the amount of $0, $0 and $26,698, respectively, were used and sold and included in cost of revenue in the accompanying consolidated statements of operations and comprehensive loss.

Accounts receivables from related parties, net

	December 31,	December 31,
	2020	2019
Like	$-	$96,580
Quanmin Chongai	-	29,509
Less: Allowance for credit losses	-	(126,089)
Accounts receivables – related parties, net	$-	$-

Accounts payable to related parties

	December 31,	December 31,
	2020	2019
Yinhe Jiutian	$119,629	$112,069
Kangkang Family Farm	5,022	4,705
Zhenyu Trading	64	60
Total	$124,715	$116,834

Leases from related parties

The Company entered into various operating lease agreements for certain premises with its related parties. See Note 15.